Quarterly Report
March 31, 2019
MFS®  Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Airlines – 0.8%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	2,297	$371,563
Alcoholic Beverages – 4.4%
Ambev S.A., ADR	166,212	$714,711
China Resources Beer Holdings Co. Ltd.	238,000	1,002,032
Kweichow Moutai Co., Ltd., “A”	3,100	393,942
		$2,110,685
Apparel Manufacturers – 0.6%
Stella International Holdings Ltd.	206,000	$309,658
Automotive – 1.7%
Mahindra & Mahindra Ltd.	37,368	$363,512
PT Astra International Tbk	838,800	431,475
		$794,987
Broadcasting – 0.1%
Multichoice Group Ltd. (a)	3,610	$30,199
Brokerage & Asset Managers – 0.4%
B3 Brasil Bolsa Balcao S.A.	25,100	$205,911
Business Services – 1.8%
Cognizant Technology Solutions Corp., “A”	11,043	$800,065
Motus Holdings Ltd.	10,263	58,198
		$858,263
Computer Software - Systems – 1.2%
Linx S.A.	59,600	$563,219
Construction – 2.7%
PT Indocement Tunggal Prakarsa Tbk	396,400	$609,632
Techtronic Industries Co. Ltd.	98,500	661,899
		$1,271,531
Consumer Products – 0.5%
Dabur India Ltd.	39,926	$235,608
Consumer Services – 4.3%
51job, Inc., ADR (a)	8,357	$650,843
Ctrip.com International Ltd., ADR (a)	14,396	628,961
Localiza Rent a Car S.A.	21,100	178,162
MakeMyTrip Ltd. (a)	21,028	580,373
		$2,038,339
Containers – 0.6%
Lock & Lock Co. Ltd.	14,787	$265,100
Electrical Equipment – 1.9%
Bharat Heavy Electricals Ltd.	346,434	$374,814
LS Industrial Systems Co. Ltd.	12,788	535,133
		$909,947

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 10.9%
Samsung Electronics Co. Ltd.	54,763	$2,154,143
Silicon Motion Technology Corp., ADR	12,571	498,315
Taiwan Semiconductor Manufacturing Co. Ltd.	325,258	2,590,835
		$5,243,293
Energy - Integrated – 3.8%
LUKOIL PJSC, ADR	14,376	$1,288,089
Petroleo Brasileiro S.A., ADR	33,916	539,943
		$1,828,032
Food & Beverages – 4.4%
AVI Ltd.	77,712	$486,294
BRF S.A. (a)	30,554	176,753
Fomento Economico Mexicano S.A.B. de C.V., ADR	1,566	144,510
Orion Corp.	6,627	583,825
Tingyi (Cayman Islands) Holding Corp.	446,000	735,195
		$2,126,577
Food & Drug Stores – 0.9%
Dairy Farm International Holdings Ltd.	48,700	$408,593
Forest & Paper Products – 1.0%
Suzano S.A.	42,000	$499,342
Gaming & Lodging – 1.2%
Genting Berhad	368,400	$599,186
General Merchandise – 0.7%
S.A.C.I. Falabella	22,999	$171,013
Walmart de Mexico S.A.B. de C.V.	69,201	185,104
		$356,117
Insurance – 2.8%
AIA Group Ltd.	111,200	$1,107,049
Samsung Fire & Marine Insurance Co. Ltd.	934	247,673
		$1,354,722
Internet – 12.4%
Alibaba Group Holding Ltd., ADR (a)	8,549	$1,559,765
Baidu, Inc., ADR (a)	7,909	1,303,798
NAVER Corp.	7,764	848,151
Tencent Holdings Ltd.	48,700	2,239,594
		$5,951,308
Machinery & Tools – 2.2%
Doosan Bobcat, Inc.	21,508	$585,497
Haitian International Holdings Ltd.	205,000	465,888
		$1,051,385
Major Banks – 7.3%
ABSA Group Ltd.	77,080	$812,535
Banco Bradesco S.A., ADR	91,234	995,363
China Construction Bank	1,079,670	925,634
Industrial & Commercial Bank of China, “H”	822,000	602,106
Nova Ljubljanska Banka d.d., GDR (a)(z)	13,670	187,079
		$3,522,717
Metals & Mining – 1.0%
Vale S.A., ADR	37,560	$490,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 1.3%
VTech Holdings Ltd.	59,700	$610,313
Oil Services – 0.4%
Lamprell PLC (a)	236,497	$181,735
Other Banks & Diversified Financials – 14.8%
Banco Macro S.A., ADR	2,967	$135,770
Bancolombia S.A., ADR	4,163	212,563
Credicorp Ltd.	1,357	325,612
E.Sun Financial Holding Co. Ltd.	705,714	543,817
Grupo Financiero Inbursa S.A. de C.V.	240,223	332,793
Housing Development Finance Corp. Ltd.	51,512	1,463,565
Kasikornbank Co. Ltd.	100,500	595,368
Komercni Banka A.S.	10,827	442,276
Metropolitan Bank & Trust Co.	511,056	777,630
PT Bank Central Asia Tbk	165,500	322,516
Public Bank Berhad	80,400	456,109
Sberbank of Russia	202,841	662,854
Shriram Transport Finance Co. Ltd.	29,907	551,472
Union National Bank PJSC	177,560	254,268
		$7,076,613
Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B” (a)	376,011	$270,624
Railroad & Shipping – 0.7%
GMexico Transportes S.A.B. de C.V	240,100	$319,511
Real Estate – 1.9%
Aldar Properties PJSC	347,126	$168,216
Hang Lung Properties Ltd.	234,000	571,143
Multiplan Empreendimentos Imobiliarios S.A.	30,009	179,271
		$918,630
Restaurants – 2.7%
Yum China Holdings, Inc.	28,536	$1,281,552
Specialty Chemicals – 1.1%
Astra Argo Lestari	272,200	$214,568
PTT Global Chemical PLC	159,100	337,150
		$551,718
Specialty Stores – 0.7%
Dufry AG	3,191	$335,203
Telecommunications - Wireless – 0.3%
Mobile TeleSystems PJSC, ADR	19,161	$144,857
Telephone Services – 3.3%
Hellenic Telecommunications Organization S.A.	29,136	$390,239
Naspers Ltd.	3,582	827,218
PT XL Axiata Tbk (a)	2,015,200	382,096
		$1,599,553
Tobacco – 0.6%
PT Hanjaya Mandala Sampoerna Tbk	1,004,250	$264,462

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.1%
Imperial Logistics Ltd	10,346	$42,929
Utilities - Electric Power – 0.9%
CESC Ltd.	42,361	$446,785
Total Common Stocks		$47,441,301
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.48% (v)	468,055	$468,055

Other Assets, Less Liabilities – 0.0%		11,383
Net Assets – 100.0%		$47,920,739
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $468,055 and $47,441,301, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Nova Ljubljanska Banka d.d., GDR	11/09/18	$159,633	$187,079
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$11,789,310	$—	$—	$11,789,310
South Korea	5,219,523	—	—	5,219,523
Brazil	4,543,209	—	—	4,543,209
India	4,016,129	—	—	4,016,129
Hong Kong	3,668,655	—	—	3,668,655
Taiwan	3,632,967	—	—	3,632,967
South Africa	2,257,373	—	—	2,257,373
Indonesia	2,224,748	—	—	2,224,748
Russia	1,432,947	662,854	—	2,095,801
Other Countries	7,469,357	524,229	—	7,993,586
Mutual Funds	468,055	—	—	468,055
Total	$46,722,273	$1,187,083	$—	$47,909,356
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	364,152	2,594,147	(2,490,244)	468,055
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(12)	$24	$—	$2,918	$468,055

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
China	24.6%
South Korea	10.9%
Brazil	9.5%
India	8.4%
Hong Kong	7.7%
Taiwan	7.6%
South Africa	4.7%
Indonesia	4.6%
Russia	4.4%
Other Countries	17.6%